SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
NATIONAL FUEL GAS COMPANY
TAX-DEFERRED SAVINGS PLAN FOR NON-UNION EMPLOYEES
EIN: 13-1086010 PLAN No. 006
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

	(b) Identity of Issue, Borrower,	(c) Description of Investment Including Maturity Date,		(e) Current
(a)	Lessor or Similar Party	Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	Value

*	National Fuel Gas Company	ESOP Fund (1,732,336 units)	**	$98,455,571

	Mutual Funds:
*	Vanguard Group of Investment Companies	Institutional Index Fund Institutional Plus Shares (202,617 units)	**	111,858,580

*	Vanguard Group of Investment Companies	Growth Index Fund Institutional (171,825 units)	**	43,153,897

*	Vanguard Group of Investment Companies	STAR Fund (1,412,552 units)	**	41,190,022

*	Vanguard Group of Investment Companies	Extended Market Index Fund Institutional Shares (202,137 units)	**	32,060,980

*	Vanguard Group of Investment Companies	Total Bond Market Index Fund Institutional Shares (2,772,803 units)	**	27,090,286

*	Vanguard Group of Investment Companies	Value Index Fund Institutional Shares (184,798 units)	**	13,769,323

*	Vanguard Group of Investment Companies	Target Retirement 2030 Fund (308,426 units)	**	13,055,662

*	Vanguard Group of Investment Companies	Cash Reserves Federal Money Market Fund Admiral Shares (12,719,008 units)	**	12,719,008

*	Vanguard Group of Investment Companies	European Stock Index Fund Institutional Shares (248,700 units)	**	11,079,589

*	Vanguard Group of Investment Companies	Target Retirement 2025 Fund (474,820 units)	**	9,472,659

*	Vanguard Group of Investment Companies	Target Retirement 2045 Fund (269,444 units)	**	9,360,484

*	Vanguard Group of Investment Companies	Target Retirement 2050 Fund (150,473 units)	**	8,920,031

*	Vanguard Group of Investment Companies	Target Retirement 2035 Fund (293,952 units)	**	8,048,393

*	Vanguard Group of Investment Companies	Pacific Stock Index Fund Institutional Shares (390,381 units)	**	6,695,040

*	Vanguard Group of Investment Companies	Target Retirement 2040 Fund (133,633 units)	**	6,674,955

*	Vanguard Group of Investment Companies	Target Retirement 2055 Fund (94,113 units)	**	6,226,509

*	Vanguard Group of Investment Companies	Total International Stock Index Fund Admiral Shares (130,749 units)	**	5,299,251

*	Vanguard Group of Investment Companies	Target Retirement 2060 Fund (76,897 units)	**	4,689,177

*	Vanguard Group of Investment Companies	Target Retirement Income Fund (162,913 units)	**	2,259,606

*	Vanguard Group of Investment Companies	Target Retirement 2065 Fund (30,498 units)	**	1,220,833

*	Vanguard Group of Investment Companies	Target Retirement 2020 Fund (25,144 units)	**	690,216

*	Vanguard Group of Investment Companies	Target Retirement 2070 Fund (1,217 units)	**	38,731
		Total Mutual Funds		375,573,232

	Common/Collective Trust (1):
*	Vanguard Group of Investment Companies	Retirement Savings Trust III (13,803,755 units)	**	13,803,755

*	National Fuel Gas Company Tax-Deferred Savings Plan	Notes Receivable from Participants (Interest rates range from 4.25% to 9.50%, with maturity dates through 2050)		2,466,771

	TOTAL			$490,299,329
* Denotes known party-in-interest to the Plan.
** Investments are participant directed, thus cost information is not required.
(1)    The audited annual report for the Vanguard Retirement Savings Trust has been filed with the Department of Labor by the Vanguard Fiduciary Trust Company. The entity's tax identification number is 38-7041744.